Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Changes And Error Corrections [Abstract]
Schedule of Accounting Changes
As of December 31
(Dollars in thousands)	2015
Increase/(decrease) to previously reported Consolidated Statements of Condition amounts:
Other assets	$(2,499)
Term Borrowings	(2,499)